Loans (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Disclosure of Loans and Receivables

$ millions, as at October 31					2021					2020
	Gross amount	Stage 3 allowance	Stages 1 and 2 allowance	Total allowance (3)	Net total	Gross amount	Stage 3 allowance	Stages 1 and 2 allowance	Total allowance (3)	Net total
Residential mortgages (4)	$251,526	$158	$122	$280	$251,246	$221,165	$151	$212	$363	$220,802
Personal	41,897	106	662	768	41,129	42,222	113	719	832	41,390
Credit card	11,134	–	625	625	10,509	11,389	–	667	667	10,722
Business and government (4)	150,213	508	668	1,176	149,037	135,546	650	1,028	1,678	133,868
	$454,770	$772	$2,077	$2,849	$451,921	$410,322	$914	$2,626	$3,540	$406,782

(1)	Loans are net of unearned income of $591 million (2020: $530 million).
(2)	Includes gross loans of $83.3 billion (2020: $76.6 billion) denominated in U.S. dollars and $9.3 billion (2020: $8.4 billion) denominated in other foreign currencies.
(3)	Includes ECL allowances for customers’ liability under acceptances.
(4)	Includes $16 million of residential mortgages (2020: $63 million) and $25,651 million of business and government loans (2020: $23,291 million) that are measured at FVTPL.

Summary of Allowance for Credit Losses
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the year ended October 31				2021
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of year	$51	$161	$151	$363
Originations net of repayments and other derecognitions	16	(13)	(21)	(18)
Changes in model	7	(8)	24	23
Net remeasurement (1)	(123)	22	68	(33)
Transfers (1)
– to 12-month ECL	119	(104)	(15)	–
– to lifetime ECL performing	(9)	27	(18)	–
– to lifetime ECL credit-impaired	–	(16)	16	–
Provision for (reversal of) credit losses (2)	10	(92)	54	(28)
Write-offs (3)	–	–	(27)	(27)
Recoveries	–	–	3	3
Interest income on impaired loans	–	–	(17)	(17)
Foreign exchange and other	(2)	(6)	(6)	(14)
Balance at end of year	$59	$63	$158	$280
Personal
Balance at beginning of year	$204	$546	$113	$863
Originations net of repayments and other derecognitions	37	(47)	(9)	(19)
Changes in model	(19)	33	–	14
Net remeasurement (1)	(309)	281	179	151
Transfers (1)
– to 12-month ECL	287	(281)	(6)	–
– to lifetime ECL performing	(47)	62	(15)	–
– to lifetime ECL credit-impaired	(1)	(47)	48	–
Provision for (reversal of) credit losses (2)	(52)	1	197	146
Write-offs (3)	–	–	(266)	(266)
Recoveries	–	–	70	70
Interest income on impaired loans	–	–	(4)	(4)
Foreign exchange and other	(2)	–	(4)	(6)
Balance at end of year	$150	$547	$106	$803
Credit card
Balance at beginning of year	$136	$572	$–	$708
Originations net of repayments and other derecognitions	–	(66)	–	(66)
Changes in model	(14)	123	–	109
Net remeasurement (1)	(259)	373	83	197
Transfers (1)
– to 12-month ECL	305	(305)	–	–
– to lifetime ECL performing	(31)	31	–	–
– to lifetime ECL credit-impaired	(1)	(211)	212	–
Provision for (reversal of) credit losses (2)	–	(55)	295	240
Write-offs (3)	–	–	(414)	(414)
Recoveries	–	–	119	119
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of year	$136	$517	$–	$653
Business and government
Balance at beginning of year	$453	$683	$652	$1,788
Originations net of repayments and other derecognitions	31	(35)	(35)	(39)
Changes in model	(12)	(26)	1	(37)
Net remeasurement (1)	(302)	(19)	197	(124)
Transfers (1)
– to 12-month ECL	198	(173)	(25)	–
– to lifetime ECL performing	(63)	79	(16)	–
– to lifetime ECL credit-impaired	(4)	(30)	34	–
Provision for (reversal of) credit losses (2)	(152)	(204)	156	(200)
Write-offs (3)	–	–	(279)	(279)
Recoveries	–	–	14	14
Interest income on impaired loans	–	–	(20)	(20)
Foreign exchange and other	(24)	(30)	(15)	(69)
Balance at end of year	$277	$449	$508	$1,234
Total ECL allowance (4)	$622	$1,576	$772	$2,970
Comprises:
Loans	$551	$1,526	$772	$2,849
Undrawn credit facilities and other off-balance sheet exposures (5)	71	50	–	121

(1)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(2)
Provision for (reversal of) credit losses for loans, and undrawn credit facilities and other off-balance sheet exposures is presented as Provision for (reversal of) credit losses on our consolidated statement of income.

(3)
We generally continue to pursue collection on the amounts that were written off. The degree of collection efforts varies from one jurisdiction to another, depending on the local regulations and original agreements with customers.

(4)
See Note 5 for the ECL allowance on debt securities measured at FVOCI. The table above excludes the ECL allowance on debt securities classified at amortized cost of $15 million as at October 31, 2021 (2020: $16 million), $13 million of which was stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (2020: $14 million). The ECL allowances for other financial assets classified at amortized cost were immaterial as at October 31, 2021 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(5)	Included in Other liabilities on our consolidated balance sheet.
(6)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.

$ millions, as at or for the year ended October 31				2020
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (6)	Total
Residential mortgages
Balance at beginning of year	$28	$43	$140	$211
Originations net of repayments and other derecognitions	9	(12)	(17)	(20)
Changes in model	(3)	30	–	27
Net remeasurement (1)	(21)	123	73	175
Transfers (1)
– to 12-month ECL	61	(51)	(10)	–
– to lifetime ECL performing	(23)	39	(16)	–
– to lifetime ECL credit-impaired	–	(10)	10	–
Provision for (reversal of) credit losses (2)	23	119	40	182
Write-offs (3)	–	–	(16)	(16)
Recoveries	–	–	6	6
Interest income on impaired loans	–	–	(19)	(19)
Foreign exchange and other	–	(1)	–	(1)
Balance at end of year	$51	$161	$151	$363
Personal
Balance at beginning of year	$174	$271	$128	$573
Originations net of repayments and other derecognitions	37	(51)	(12)	(26)
Changes in model	(13)	181	–	168
Net remeasurement (1)	(186)	378	247	439
Transfers (1)
– to 12-month ECL	300	(292)	(8)	–
– to lifetime ECL performing	(108)	126	(18)	–
– to lifetime ECL credit-impaired	–	(67)	67	–
Provision for (reversal of) credit losses (2)	30	275	276	581
Write-offs (3)	–	–	(353)	(353)
Recoveries	–	–	66	66
Interest income on impaired loans	–	–	(5)	(5)
Foreign exchange and other	–	–	1	1
Balance at end of year	$204	$546	$113	$863
Credit card
Balance at beginning of year	$145	$340	$–	$485
Originations net of repayments and other derecognitions	(3)	(69)	–	(72)
Changes in model	(6)	59	–	53
Net remeasurement (1)	(223)	674	89	540
Transfers (1)
– to 12-month ECL	281	(281)	–	–
– to lifetime ECL performing	(58)	58	–	–
– to lifetime ECL credit-impaired	–	(209)	209	–
Provision for (reversal of) credit losses (2)	(9)	232	298	521
Write-offs (3)	–	–	(409)	(409)
Recoveries	–	–	111	111
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of year	$136	$572	$–	$708
Business and government
Balance at beginning of year	$239	$158	$378	$775
Originations net of repayments and other derecognitions	51	(45)	(20)	(14)
Changes in model	14	(1)	(1)	12
Net remeasurement (1)	264	594	349	1,207
Transfers (1)
– to 12-month ECL	113	(103)	(10)	–
– to lifetime ECL performing	(201)	210	(9)	–
– to lifetime ECL credit-impaired	(21)	(121)	142	–
Provision for (reversal of) credit losses (2)	220	534	451	1,205
Write-offs (3)	–	–	(157)	(157)
Recoveries	–	–	9	9
Interest income on impaired loans	–	–	(21)	(21)
Foreign exchange and other	(6)	(9)	(8)	(23)
Balance at end of year	$453	$683	$652	$1,788
Total ECL allowance (4)	$844	$1,962	$916	$3,722
Comprises:
Loans	$735	$1,891	$914	$3,540
Undrawn credit facilities and other off-balance sheet exposures (5)	109	71	2	182
See previous page for footnote references.

Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses
The following table provides the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our ECL.

	Base case		Upside case		Downside case
As at October 31, 2021	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	4.2%	2.4%	5.6%	2.8%	3.1%	1.6%
United States	4.7%	2.2%	5.8%	3.3%	2.8%	1.3%
Unemployment rate
Canada (2)	6.4%	5.9%	6.0%	5.5%	7.3%	6.8%
United States	4.4%	3.9%	3.8%	3.4%	6.0%	5.0%
Canadian Housing Price Index growth (2)	6.1%	2.8%	10.7%	6.3%	2.2%	(2.2)%
S&P 500 Index growth rate	6.1%	4.6%	10.3%	8.6%	(0.6)%	(1.7)%
Canadian household debt service ratio	13.6%	14.4%	13.0%	14.2%	14.1%	14.7%
West Texas Intermediate Oil Price (US$)	$69	$64	$74	$81	$56	$54

(1)	The remaining forecast period is generally two to four years.
(2)
National-level forward-looking forecasts are presented in the table above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

	Base case		Upside case		Downside case
As at October 31, 2020	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	1.6%	3.8%	3.6%	4.6%	0.03%	2.0%
United States	1.7%	3.5%	3.0%	4.2%	(0.6)%	1.7%
Unemployment rate
Canada (2)	8.7%	6.7%	7.4%	5.9%	9.5%	8.4%
United States	7.4%	4.7%	5.1%	3.5%	9.2%	7.3%
Canadian Housing Price Index growth (2)	2.4%	3.0%	11.2%	10.4%	(6.9)%	(0.8)%
S&P 500 Index growth rate	5.6%	4.8%	11.2%	7.7%	(3.5)%	(5.3)%
Canadian household debt service ratio	13.9%	14.0%	12.8%	13.5%	14.8%	15.0%
West Texas Intermediate Oil Price (US$)	$42	$53	$51	$60	$34	$39

See previous page for footnote references.

Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades

The following tables provide the gross carrying amount of loans, and the contractual amounts of undrawn credit facilities and other off-balance
sheet exposures based on the a
p
plication of our
12-month
point-in-time PDs under IFRS 9 to our risk management PD bands within each respective stage for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to the “Credit risk” section of the MD&A for details on the CIBC risk categories.
Loans
(1)

$ millions, as at October 31				2021				2020
	Stage 1	Stage 2	Stage 3 (2)(3)	Total	Stage 1	Stage 2	Stage 3 (2)(3)	Total
Residential mortgages
– Exceptionally low	$162,307	$94	$–	$162,401	$146,139	$2	$–	$146,141
– Very low	49,958	640	–	50,598	45,678	1,166	–	46,844
– Low	22,912	6,547	–	29,459	12,491	6,042	–	18,533
– Medium	364	4,671	–	5,035	232	4,924	–	5,156
– High	–	840	–	840	–	1,054	–	1,054
– Default	–	–	443	443	–	–	654	654
– Not rated	2,160	395	195	2,750	1,810	818	155	2,783
Gross residential mortgages (4)(5)	237,701	13,187	638	251,526	206,350	14,006	809	221,165
ECL allowance	59	63	158	280	51	161	151	363
Net residential mortgages	237,642	13,124	480	251,246	206,299	13,845	658	220,802
Personal
– Exceptionally low	18,608	1	–	18,609	23,302	–	–	23,302
– Very low	5,179	4	–	5,183	1,618	157	–	1,775
– Low	8,091	4,389	–	12,480	8,662	2,497	–	11,159
– Medium	990	2,773	–	3,763	1,265	2,768	–	4,033
– High	252	803	–	1,055	331	769	–	1,100
– Default	–	–	109	109	–	–	140	140
– Not rated	585	60	53	698	513	159	41	713
Gross personal (5)	33,705	8,030	162	41,897	35,691	6,350	181	42,222
ECL allowance	125	537	106	768	179	540	113	832
Net personal	33,580	7,493	56	41,129	35,512	5,810	68	41,390
Credit card
– Exceptionally low	2,065	–	–	2,065	3,285	–	–	3,285
– Very low	715	–	–	715	1,388	–	–	1,388
– Low	4,653	347	–	5,000	2,340	–	–	2,340
– Medium	593	2,195	–	2,788	1,778	1,973	–	3,751
– High	–	435	–	435	–	472	–	472
– Default	–	–	–	–	–	–	–	–
– Not rated	123	8	–	131	135	18	–	153
Gross credit card	8,149	2,985	–	11,134	8,926	2,463	–	11,389
ECL allowance	127	498	–	625	125	542	–	667
Net credit card	8,022	2,487	–	10,509	8,801	1,921	–	10,722
Business and government (6)
– Investment grade	65,963	562	–	66,525	50,691	307	–	50,998
– Non-investment grade	85,764	4,599	–	90,363	80,471	7,319	–	87,790
– Watch list	67	2,985	–	3,052	447	4,291	–	4,738
– Default	–	–	1,033	1,033	–	–	1,359	1,359
– Not rated	174	24	–	198	218	49	–	267
Gross business and government (4)(7)	151,968	8,170	1,033	161,171	131,827	11,966	1,359	145,152
ECL allowance	240	428	508	1,176	380	648	650	1,678
Net business and government	151,728	7,742	525	159,995	131,447	11,318	709	143,474
Total net amount of loans	$430,972	$30,846	$1,061	$462,879	$382,059	$32,894	$1,435	$416,388

(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $19 million (2020: $22 million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $15 million were recognized as at October 31, 2021 (2020: $16 million), $13 million of which was stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (2020: $14 million).
O
ther

f
inancial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at October 31, 2021 and October 31, 2020. Financial assets other than loans that are classified as amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(2)	Excludes foreclosed assets of $18 million (2020: $23 million), which were included in Other assets on our consolidated balance sheet.
(3)	As at October 31, 2021, 89% (2020: 93%) of stage 3 impaired loans were either fully or partially collateralized.
(4)	Includes $16 million (2020: $63 million) of residential mortgages and $25,651 million (2020: $23,291 million) of business and government loans that are measured at FVTPL.
(5)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a significant increase in credit risk has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(6)	Certain prior period amounts were restated.
(7)	Includes customers’ liability under acceptances of $10,958 million (2020: $9,606 million).
Undrawn credit facilities and other
off-balance
sheet exposures

$ millions, as at October 31				2021				2020
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$130,212	$12	$–	$130,224	$124,690	$8	$–	$124,698
– Very low	12,868	59	–	12,927	6,632	137	–	6,769
– Low	7,937	1,811	–	9,748	8,703	416	–	9,119
– Medium	740	896	–	1,636	909	692	–	1,601
– High	73	495	–	568	263	503	–	766
– Default	–	–	34	34	–	–	28	28
– Not rated	375	8	–	383	411	23	–	434
Gross retail	152,205	3,281	34	155,520	141,608	1,779	28	143,415
ECL allowance	34	29	–	63	36	36	–	72
Net retail	152,171	3,252	34	155,457	141,572	1,743	28	143,343
Business and government (1)
– Investment grade	111,877	524	–	112,401	89,883	149	–	90,032
– Non-investment grade	58,652	1,714	–	60,366	55,910	3,679	–	59,589
– Watch list	19	734	–	753	91	1,665	–	1,756
– Default	–	–	91	91	–	–	129	129
– Not rated	346	9	–	355	795	41	–	836
Gross business and government	170,894	2,981	91	173,966	146,679	5,534	129	152,342
ECL allowance	37	21	–	58	73	35	2	110
Net business and government	170,857	2,960	91	173,908	146,606	5,499	127	152,232
Total net undrawn credit facilities and other off-balance sheet exposures	$323,028	$6,212	$125	$329,365	$288,178	$7,242	$155	$295,575

(1)	Certain prior period amounts were restated.

Schedule of Net Interest Income After Provision for Credit Losses

$ millions, for the year ended October 31	2021	2020	2019
Interest income	$14,741	$17,522	$20,697
Interest expense	3,282	6,478	10,146
Net interest income	11,459	11,044	10,551
Provision for (reversal of) credit losses	158	2,489	1,286
Net interest income after provision for credit losses	$11,301	$8,555	$9,265